Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2013
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]

Year ending December 31,	Amount
2013	(162)
2014	4,650
2015	222
2016	(6,444)
2017	(4,642)
2018	30
(6,346)

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2012	2013
Hires collected in advance	4,002	2,860
Charter revenue resulting from varying charter rates	18,234	22,354
Total	22,236	25,214
Less current portion	(5,595)	(3,705)
Non-current portion	16,641	21,509